Related party transactions (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Management's remuneration	R$ 40,863	R$ 36,747	R$ 32,086
Board Of Directors And Executive Board [Member]
IfrsStatementLineItems [Line Items]
Management's remuneration	R$ 500,000